BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated March 5, 2020 to the Statement of Additional Information (“SAI”) of the Funds, dated April 30, 2019

Effective February 28, 2020, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers of Master Small Cap Index Series and MSCI EAFE International Index Fund and are jointly and primarily responsible for the day-to-day management of Master Small Cap Index Series and MSCI EAFE International Index Fund.

The sub-section entitled “Other Funds and Accounts Managed — Master Small Cap Index Series” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	418 $1.13 Trillion	864 $620.7 Billion	565 $557.5 Billion	0 $0	0 $0	6 $32.42 Billion
Suzanne Henige, CFA*	84 $140.4 Billion	1 $663.0 Million	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	142 $282.5 Billion	54 $57.17 Billion	37 $24.04 Billion	0 $0	0 $0	0 $0
Amy Whitelaw	189 $813.2 Billion	85 $33.30 Billion	0 $0	0 $0	0 $0	0 $0
Rachel Aguirre	158 $330.6 Billion	164 $521.4 Billion	133 $474.8 Billion	0 $0	0 $0	0 $0

*	Information provided is as of January 31, 2020.

The sub-section entitled “Other Funds and Accounts Managed — iShares MSCI EAFE International Index Fund” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	418 $1.13 Trillion	864 $620.7 Billion	565 $557.5 Billion	0 $0	0 $0	6 $32.42 Billion
Suzanne Henige, CFA*	84 $140.4 Billion	1 $663.0 Million	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	142 $277.2 Billion	54 $57.17 Billion	37 $24.04 Billion	0 $0	0 $0	0 $0
Amy Whitelaw	189 $807.8 Billion	85 $33.30 Billion	0 $0	0 $0	0 $0	0 $0
Rachel Aguirre	158 $325.2 Billion	164 $521.4 Billion	133 $474.8 Billion	0 $0	0 $0	0 $0

*	Information provided is as of January 31, 2020.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Mr. Mason and Mses. Hsui, Whitelaw and Aguirre as of December 31, 2018 and the compensation of Ms. Henige as of January 31, 2020.

The last sentence of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Mr. Mason and Mses. Henige, Hsui, Whitelaw and Aguirre is not measured against a specific benchmark.

The sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2018, the end of each Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by the portfolio managers in the Funds is shown below:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities of the Funds Owned
Alan Mason	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Suzanne Henige, CFA*	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Jennifer Hsui, CFA	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Amy Whitelaw	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Rachel Aguirre	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None

*	Information provided is as of January 31, 2020.

Shareholders should retain this Supplement for future reference.

SAI-19003-0220SUP

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